EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.6 Schedule 2

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	1891972			Closed	2024-10-10 23:24	2024-10-22 08:27	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited Loan Amount is greater than Guideline Maximum Loan Amount	Waived-Audited Loan Amount of $XXXX is greater than the Guideline Maximum Loan Amount of $XXXX As per Guidelines Maximum Loan amount is $XXXX. Loan amount is $XXXX. Exception doc is on Page# 424 for accept $XXXX - Due Diligence Vendor-10/11/2024		Waived-Audited Loan Amount of $XXXX is greater than the Guideline Maximum Loan Amount of $XXXX As per Guidelines Maximum Loan amount is $XXXX. Loan amount is $XXXX. Exception doc is on Page# 424 for accept $XXXX - Due Diligence Vendor-10/11/2024			Residual Income is $68,654 Credit Score is 767. Minimum required per guidelines is 720. No derogatory reporting CLTV is 65%. Maximum allowed per guidelines is 75%.	CA	Primary Residence	Refinance	Cash Out - Other	2574889	Originator Pre-Close	Yes
XXXX	1891972			Closed	2024-10-16 14:03	2024-10-22 08:18	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Closing/Final Verbal VOE	Resolved-Document received - Due Diligence Vendor-10/22/2024 Ready for Review-Document Uploaded. - Buyer-10/18/2024 Open-Please provide verification of existence of business within 30-days of the note date - Due Diligence Vendor-10/16/2024		Resolved-Document received - Due Diligence Vendor-10/22/2024	XXXX			CA	Primary Residence	Refinance	Cash Out - Other	2615885	N/A	N/A
XXXX	2020274			Closed	2025-02-11 19:22	2025-02-19 09:50	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Loan Amount is greater than Guideline Maximum Loan Amount	Waived-Exception Provided: Loan Amount > $XXXX - Due Diligence Vendor-02/13/2025 Ready for Review-Document Uploaded. - Buyer-02/12/2025 Open-Audited Loan Amount of $XXXX is greater than the Guideline Maximum Loan Amount of $XXXX Audited Loan Amount of $XXXX is greater than the Guideline Maximum Loan Amount of $XXXX - Due Diligence Vendor-02/12/2025		Waived-Exception Provided: Loan Amount > $XXXX - Due Diligence Vendor-02/13/2025	XXXX		Self employment 5+ yrs-Verified. LTV is 62.15%. Maximum allowed per guidelines is 75%. Residual Income is $43,035.03. Minimum Residual Income required per guidelines is $1,500.	CA	Primary Residence	Refinance	Cash Out - Other	3403231	Originator Post-Close	Yes
XXXX	2020274			Closed	2025-02-12 09:06	2025-02-19 09:42	Resolved	1 - Information	C	A	Credit	Credit	Escrow information insufficient or has discrepancy	Resolved-Clarification received, data acknowledged. - Due Diligence Vendor-02/19/2025 Ready for Review-Document Uploaded. See attached taxes and insurance -calculated in payment - Buyer-02/12/2025 Open-1st lien is not escrowed, confirmed by statement on page 580. Please advise - Due Diligence Vendor-02/12/2025		Resolved-Clarification received, data acknowledged. - Due Diligence Vendor-02/19/2025	XXXX			CA	Primary Residence	Refinance	Cash Out - Other	3407071	N/A	N/A
XXXX	2020274			Closed	2025-02-11 15:04	2025-02-14 10:44	Resolved	1 - Information	C	A	Credit	Credit	FEMA disaster issue and/or risk.	Resolved-Documents received - Due Diligence Vendor-02/14/2025 Ready for Review-Document Uploaded. - Buyer-02/14/2025 Counter-Please provide investor approval - Due Diligence Vendor-02/14/2025 Ready for Review-Document Uploaded. - Buyer-02/12/2025 Open-Property potentially affected by FEMA Disaster ID XXXX. XXXX - Declared 01/08/2025 without an Incident End Date with Public Assistance: YES and Individual Assistance: YES. After the disaster end date, a Property inspection with exterior photos is required. - Due Diligence Vendor-02/11/2025		Resolved-Documents received - Due Diligence Vendor-02/14/2025	XXXX			CA	Primary Residence	Refinance	Cash Out - Other	3402216	N/A	N/A